Expected credit loss measurement - ECL selection of key macro-economic variables (Detail) - Baseline	6 Months Ended
Jun. 30, 2023
2022 | Real GDP growth (annual percentage change) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.10%
2022 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.50%
2022 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.10%
2022 | Unemployment rate (%, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.60%
2022 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.70%
2022 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.20%
2022 | Fixed income: 10-year government bonds (%, Q4) | USD
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.90%
2022 | Fixed income: 10-year government bonds (%, Q4) | EUR
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%
2022 | Fixed income: 10-year government bonds (%, Q4) | CHF
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%
2022 | Real estate (annual percentage change, Q4) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.40%
2022 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
2022 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.90%
2023 | Real GDP growth (annual percentage change) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
2023 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.80%
2023 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%
2023 | Unemployment rate (%, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
2023 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.70%
2023 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.20%
2023 | Fixed income: 10-year government bonds (%, Q4) | USD
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
2023 | Fixed income: 10-year government bonds (%, Q4) | EUR
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%
2023 | Fixed income: 10-year government bonds (%, Q4) | CHF
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.00%
2023 | Real estate (annual percentage change, Q4) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.90%)
2023 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)
2023 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.50%)
2024 | Real GDP growth (annual percentage change) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.10%
2024 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.00%
2024 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.30%
2024 | Unemployment rate (%, annual average) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.10%
2024 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.90%
2024 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%
2024 | Fixed income: 10-year government bonds (%, Q4) | USD
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.60%
2024 | Fixed income: 10-year government bonds (%, Q4) | EUR
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.20%
2024 | Fixed income: 10-year government bonds (%, Q4) | CHF
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%
2024 | Real estate (annual percentage change, Q4) | United States
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.10%
2024 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
2024 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.00%)